Note 11 - Equity and Stock-based Compensation - Stock Options, Exercise Price Ranges (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Exercise price (in dollars per share)	$ 1
Options outstanding, number of shares (in shares) | shares	1,265,000
Shares outstanding, weighted-average remaining contractual term (Year)	9 years 186 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1
Shares exercisable (in shares) | shares	331,665
Shares exercisable, weighted-average exercise price (in dollars per share)	$ 1